FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 01, 2023
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS:
(a)Financial instruments - carrying amounts and fair values:
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	January 1, 2023	January 2, 2022

Financial assets
Amortized cost:
Cash and cash equivalents	$150,417	$179,246
Trade accounts receivable	248,785	329,967
Financial assets included in prepaid expenses, deposits and other current assets	48,274	69,995
Long-term non-trade receivables included in other non-current assets	118	390
Derivative financial assets included in prepaid expenses, deposits and other current assets	23,765	62,758

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities (1)	$462,496	$436,073
Long-term debt - bearing interest at variable rates	730,000	400,000
Long-term debt - bearing interest at fixed rates (2)	200,000	200,000
Derivative financial liabilities included in accounts payable and accrued liabilities	8,712	4,328
1) Accounts payable and accrued liabilities include $26.9 million (January 2, 2022 - $18.1 million) under supply-chain financing arrangements (reverse factoring) with a financial institution, whereby receivables due from the Company to certain suppliers can be collected by the suppliers from a financial institution before their original due date. These balances are classified as accounts payable and accrued liabilities and the related payments as cash flows from operating activities, given the principal business purpose of the arrangement is to provide funding to the supplier and not the Company, the arrangement does not significantly extend the payment terms beyond the normal terms agreed with other suppliers, and no additional deferral or special guarantees to secure the payments are included in the arrangement. Accounts payable and accrued liabilities also include balances payable of $35.7 million (January 2, 2022 - $48.8 million) resulting mainly from a one-week timing difference between the collection of sold receivables and the weekly remittance to our bank counterparty under our receivables purchase agreement that is disclosed in note 7 to these consolidated financial statements.
2) The fair value of the long-term debt bearing interest at fixed rates was $197.1 million as at January 1, 2023 (January 2, 2022 - $212.2 million).
15. FINANCIAL INSTRUMENTS (continued):

(a)Financial instruments - carrying amounts and fair values (continued):
Short-term financial assets and liabilities
The Company has determined that the fair value of its short-term financial assets and liabilities approximates their respective carrying amounts as at the reporting dates due to the short-term maturities of these instruments, as they bear variable interest-rates or because the terms and conditions are comparable to current market terms and conditions for similar items.

Non-current assets and long-term debt bearing interest at variable rates
The fair values of the long-term non-trade receivables included in other non-current assets and the Company’s long-term debt bearing interest at variable rates also approximate their respective carrying amounts because the interest rates applied to measure their carrying amounts approximate current market interest rates.

Long-term debt bearing interest at fixed rates
The fair value of the long-term debt bearing interest at fixed rates is determined using the discounted future cash flows method and at discount rates based on yield to maturities for similar issuances. The fair value of the long-term debt bearing interest at fixed rates was measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of the long-term debt bearing interest at fixed rates, the Company takes into account its own credit risk and the credit risk of the counterparties.

Derivatives
Derivative financial instruments are designated as effective hedging instruments and consist of foreign exchange and commodity forward, option, and swap contracts, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes. The fair value of the forward contracts is measured using a generally accepted valuation technique which is the discounted value of the difference between the contract’s value at maturity based on the rate set out in the contract and the contract’s value at maturity based on the rate that the counterparty would use if it were to renegotiate the same contract terms at the measurement date under current conditions. The fair value of the option contracts is measured using option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs, including volatility estimates and option adjusted credit spreads. The fair value of the interest rate swaps is determined based on market data, by measuring the difference between the fixed contracted rate and the forward curve for the applicable floating interest rates.

The Company also has a total return swap (“TRS”) outstanding that is intended to reduce the variability of net earnings associated with deferred share units, which are settled in cash. The TRS is not designated as a hedging instrument and, therefore, the fair value adjustment at the end of each reporting period is recognized in selling, general and administrative expenses. The fair value of the TRS is measured by reference to the market price of the Company’s common shares, at each reporting date. The TRS has a one-year term, may be extended annually, and the contract allows for early termination at the option of the Company. As at January 1, 2023, the notional amount of TRS outstanding was 362,608 shares (January 2, 2022 - 319,639 shares) and the carrying amount and fair value included in accounts payable and accrued liabilities was $4.7 million (January 2, 2022 - $0.03 million included in prepaid expenses, deposits and other current assets).

Derivative financial instruments were measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of derivative financial instruments the Company takes into account its own credit risk and the credit risk of the counterparties.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting:
During fiscal 2022 and 2021, the Company entered into foreign exchange and commodity forward, option, and swap contracts in order to minimize the exposure of forecasted cash inflows and outflows in currencies other than the U.S. dollar and to manage its exposure to movements in commodity prices, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes.

The forward foreign exchange contracts were designated as cash flow hedges and qualified for hedge accounting. The forward foreign exchange contracts outstanding as at January 1, 2023 and January 2, 2022 consisted primarily of contracts to reduce the exposure to fluctuations in Canadian dollars, Euros, Australian dollars, Pounds sterling, and Mexican pesos against the U.S. dollar.

The commodity forward, option, and swap contracts were designated as cash flow hedges and qualified for hedge accounting. The commodity contracts outstanding as at January 1, 2023 and January 2, 2022 consisted primarily of forward, collar, and swap contracts to reduce the exposure to movements in commodity prices.

The floating-to-fixed interest rate swaps were designated as cash flow hedges and qualified for hedge accounting. The floating-to-fixed interest rate swaps contracts outstanding as at January 1, 2023 and January 2, 2022 served to fix the variable interest rates on the designated interest payments of a portion of the Company's long-term debt.

The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at January 1, 2023:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	39,600	1.2000	$47,520	$686	$(1,023)	$(337)
Sell EUR/Buy USD	42,544	1.0513	44,726	328	(1,355)	(1,027)
Sell CAD/Buy USD	47,531	0.7534	35,812	707	(56)	651
Buy CAD/Sell USD	30,497	0.7662	23,367	17	(815)	(798)
Sell AUD/Buy USD	12,258	0.6836	8,379	153	(122)	31
Sell MXN/Buy USD	63,776	0.0469	2,989	—	(242)	(242)
Buy EUR/Sell USD	3,137	1.0592	3,323	56	(14)	42
			$166,116	$1,947	$(3,627)	$(1,680)

The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at January 2, 2022:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	26,752	1.3769	$36,834	$808	$(54)	$754
Sell EUR/Buy USD	29,390	1.1916	35,020	1,592	—	1,592
Sell CAD/Buy USD	39,274	0.8015	31,478	665	—	665
Buy CAD/Sell USD	31,016	0.7840	24,316	92	(88)	4
Sell AUD/Buy USD	8,885	0.7427	6,599	161	(13)	148
Sell MXN/Buy USD	151,791	0.0480	7,279	39	(11)	28
			$141,526	$3,357	$(166)	$3,191
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at January 1, 2023:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	118.9 million pounds	$5,105	$—	$5,105
Swap & option contracts	Energy	1.7 million gallons	253	(358)	(105)
			$5,358	$(358)	$5,000
(1) Notional amounts are not in thousands.

The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at January 2, 2022:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	251.0 million pounds	$56,419	$—	$56,419
Swap & option contracts	Energy	5.7 million gallons	1,660	(102)	1,558
			$58,079	$(102)	$57,977
(1) Notional amounts are not in thousands.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at January 1, 2023:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate(2)	current assets	accrued liabilities
Term Loan(1)
$75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	$435	$—
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	2,124	—
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	US LIBOR	1,839	—
50,000	April 30, 2025	Pay fixed rate / receive floating rate	0.78%	US LIBOR	3,346	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.59%	US LIBOR	443	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.23%	US LIBOR	1,999	—
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	1,394	—
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	4,880	—
					$16,460	$—
(1) The notional amounts for the interest rate swap contracts maturing in 2025 and 2026 are extensions to the $100 million interest rate swap contracts originally entered into related to the $300 million term loan.
(2) The Company and its counterparties under interest rate swap agreements have begun discussions to negotiate the substitution of reference rates in such agreements.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at January 2, 2022:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	$—	$(2,272)
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	32	(744)
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	US LIBOR	167	(154)
50,000	April 30, 2025	Pay fixed rate / receive floating rate	0.78%	US LIBOR	624	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.59%	US LIBOR	—	(22)
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.23%	US LIBOR	171	—
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	—	(380)
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	328	(454)
					$1,322	$(4,026)
(1) The notional amounts for the interest rate swap contracts maturing in 2025 and 2026 were extensions to the $100 million interest rate swap contracts originally entered into related to the $300 million term loan.

The following table summarizes the Company’s hedged items as at January 1, 2023:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(1,359)	$1,359
Forecast expenses	—	—	(750)	750

Commodity risk:
Forecast purchases	—	—	(4,112)	4,112

Interest rate risk:
Forecast interest payments	—	—	16,066	(16,066)
	$—	$—	$9,845	$(9,845)

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s hedged items as at January 2, 2022:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$2,554	$(2,554)
Forecast expenses	—	—	4	(4)

Commodity risk:
Forecast purchases	—	—	64,813	(64,813)

Interest rate risk:
Forecast interest payments	—	—	(2,562)	2,562
	$—	$—	$64,809	$(64,809)

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.

(c)    Financial expenses, net:

	2022	2021

Interest expense on financial liabilities recorded at amortized cost (1)	$25,619	$14,923
Bank and other financial charges	10,524	8,823
Interest accretion on discounted lease obligations	3,097	2,650
Interest accretion on discounted provisions	47	153
Foreign exchange (gain) loss	(2,330)	782
	$36,957	$27,331
(1) Net of capitalized borrowing costs of $2.3 million (2021 - $1.6 million).
15. FINANCIAL INSTRUMENTS (continued):

(d)    Hedging components of other comprehensive income (“OCI”):

	2022	2021

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$10,965	$3,599
Commodity price risk	46,056	83,130
Interest rate risk	18,628	8,203

Income taxes	(110)	(36)

Amounts reclassified from OCI to inventory, related to commodity price risk	(114,989)	(22,515)

Amounts reclassified from OCI to net earnings, related to foreign currency risk, commodity risk, and interest rate risk, and included in:
Net sales	(11,904)	3,326
Cost of sales	22	—
Selling, general and administrative expenses	316	(1,992)
Financial expenses, net	(4,100)	146
Income taxes	152	(14)
Other comprehensive (loss) income	$(54,964)	$73,847

The change in the time value element of option and swap contracts designated as cash flow hedges to reduce the exposure in movements of commodity prices was not significant for the years ended January 1, 2023 and January 2, 2022. The change in the forward element of derivatives designated as cash flow hedges to reduce foreign currency risk was not significant for the years ended January 1, 2023 and January 2, 2022.

Approximately $1.4 million of net gains presented in accumulated other comprehensive income as at January 1, 2023 are expected to be reclassified to inventory or net earnings within the next twelve months.